Summary of Significant Accounting Policies - Depreciation and Amortization (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Property, Plant, and Equipment - Useful Life [Abstract]
Depreciation expense	$ 168	$ 176	$ 709	$ 754	$ 685
Building [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, minimum (in years)			40 years
Leasehold Improvements [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, description			Shorter of lease term or useful life
Outsourcing contract costs [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, description			Contract life, excluding option years
Customer Relationships [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, description			Expected customer service life
Acquired contract related intangibles [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, description			Contract life and first contract renewal, where applicable
Minimum [Member] | Computers and related equipment [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, minimum (in years)			3 years
Minimum [Member] | Furniture and other equipment [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, minimum (in years)			2 years
Minimum [Member] | Software [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, minimum (in years)			2 years
Maximum [Member] | Computers and related equipment [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, minimum (in years)			5 years
Maximum [Member] | Furniture and other equipment [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, minimum (in years)			15 years
Maximum [Member] | Software [Member]
Property, Plant, and Equipment - Useful Life [Abstract]
Property, plant and equipment useful life, minimum (in years)			10 years